Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments
Share-based payments

20 Share‑based payments

             At December 31, 2018 and 2019, the Group had the following share‑based payment arrangements.

(i)  Virtual share option program 2016 (Cash‑settled)

On July 1, 2016, the Group established a virtual share option program (“2016 VSOP”) under Centogene AG that entitles the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group. The 2016 VSOP allowed the management board to grant up to 1,000,000 virtual options, representing 5% of the original 205,000 shares of Centogene AG which are issued and owned by the original shareholders. The share options are subject to service conditions.

The completion of IPO in November 2019 was defined as one of the “exit events” in the 2016 VSOP program.  Accordingly, all options granted under 2016 VSOP were vested immediately in full.   In addition, holders of vested options are entitled to receive a direct cash payment from the Company according to the calculation as stipulated in the program, which is determined based on the IPO price of the shares of Centogene N.V. and the exercise prices of the vested options.  As of December 31, 2019, all options under 2016 VSOP were considered vested and exercised and a liability with an carrying amount of EUR 2,768k (2018: EUR 2,170k) was recorded.

The payment to the option holders will be reimbursed by the original shareholders to the Company at the same time as the obligation to pay the options holders arises.  A respective receivable against shareholders was recorded (see note 15). As this is a shareholder transaction, the respective receivable against shareholders was recorded against equity (capital reserve).

	2018		2019
	Number	WAEP	Number	WAEP
Outstanding at January 1	802,283	3.22	802,283	3.22
Exercised during the year	—	—	(802,283)	3.45
Outstanding at December 31	802,283	3.22	—	—
Vested at December 31	756,083	2.74	—	—
Exercisable at December 31	—	—	—	—

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was seven years.  The range of exercise prices for options outstanding as of December 31, 2018 was EUR 1.0 to EUR 6.0.  The intrinsic value of the options vested as of December 31, 2018 was EUR 2,169k.

(ii)  Virtual share option program 2017 (Cash‑settled)

In 2017, the Group established an additional virtual share option program (“2017 VSOP”) that entitled the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group. The 2017 VSOP allowed the management board to grant up to 29,560 virtual options, representing approximately 10% of the total shares of Centogene AG which were then issued and anticipated to be issued after additional investment by the investors. Under this program, holders of vested options were entitled to receive a direct cash payment from the Company, which is determined based on the exit price of the Company’s shares, upon the occurrence of any of the “exit events” as defined in share option program.  The vesting period shall be three years commencing on the day of grant, where one-third of the granted options shall be vested at the end of each year of grant. Upon an exit event, the vesting of any unvested awards will be accelerated.

As part of the corporate reorganization, in connection with the IPO (see note 1), a transfer agreement was entered into between the holders of the 2017 VSOP, Centogene AG and the Company in November 2019, according to which, the 2017 VSOP was terminated, and the option holders were instead granted new share options of the Centogene N.V., determined based on the IPO price of the shares of Centogene N.V. and the number of options granted (see note 20(iii)).

	2018		2019
	Number	WAEP	Number	WAEP
Outstanding at January 1	4,318	1.0	10,496	1.0
Granted during the year	6,178	1.0	5,878	1.0
Cancelled during the year	—	—	(16,374)	1.0
Replacement awards granted during the year (note 20(iii))	—	—	805,308	0.12
Outstanding at December 31	10,496	1.0	805,308	0.12
Vested at December 31	5,040	1.0	805,308	0.12
Exercisable at December 31	—	—	—	—

The weighted average remaining contractual life for the share options outstanding as at December 31, 2018 was eight years and the weighted average fair value of options outstanding was EUR 540.3.  The exercise price for options outstanding as of December 31, 2018 was EUR 1.  The intrinsic value of the options vested as of December 31, 2018 was EUR 2,722k.

Upon the completion of the IPO, the liability under 2017 VSOP was calculated based on cash payment entitled to by the holders of options from the Company as stipulated in the program.

The cancellation of 2017 VSOP and the grant of new share options of Centogene N.V. was accounted for as a modification under IFRS 2.  The total accumulated  liability prior to the modification date of EUR 10,038k was reclassified to the capital reserve, since the new share options of Centogene N.V. are classified as an equity-settled share-based payment (see note 20(iii) below).

(iii)  Equity share option - Replacement (ESOP 2017)

As discussed in note 20(ii), share options of Centogene N.V. were issued to the holders of options originally granted under 2017 VSOP as part of the corporate reorganization to replace the cash-settled share-based program.

The number of options granted to each holder was based on the number of options granted to them under 2017 VSOP and the IPO price of Centogene N.V. Accordingly, 805,308 new share options were granted pursuant to the Centogene N.V. Long-term Incentive Plan, with each option representing one common share of Centogene N.V., and an exercise price equal to the nominal value of the share of Centogene N.V., which is EUR 0.12.

The options were considered vested upon the completion of the IPO, but are not exercisable in the first 180 days subsequent to the listing (lock-up period).

The contractual life for the share options as at December 31, 2019 is ten years and the weighted average fair value of options outstanding was EUR 12.46.

The fair value of share options issued under ESOP 2017 are equity-settled and the fair value of the options were recognized in equity under capital reserve on the date of grant.

(iv)Equity share option 2019 (ESOP 2019)

In 2019, an agreement was entered into between the Company and an individual of the Supervisory Board.  According to this agreement, a total of 396,522 options, each option representing one common share, were granted pursuant to the Centogene N.V. Long-term Incentive Plan to the individual Supervisory Board member with exercise price equaling to the IPO price, which is EUR 12.58 per option, on the date of the IPO of the Company.  The vesting period shall be three years commencing on the day of grant, where one-third of the granted options shall be vested at the end of each year of grant, and the first year ending on March 31, 2020.

The contractual life for the share options as at December 31, 2019 is ten years and the weighted average fair value of options outstanding was EUR 9.08.    The share options issued under “ESOP 2019” will be equity-settled and the fair value of the options were recognized in equity under capital reserve, based on the fair value on the date of grant, and will be charged to profit or loss over the vesting period.

Valuation of Options

Virtual share option program 2016 and 2017

The fair values of the 2016 VSOP upon its exercise and 2017 VSOP upon its cancellation in 2019 were based on the cash payment entitled to by the holders of the virtual options, which were calculated according to the formulae as stipulated in the respective programs.  The cash payment is with reference to the share price of Centogene N.V. at the date of IPO.

For the year ended December 31, 2018, the fair values of 2016 VSOP and 2017 VSOP were calculated based on the enterprise value of the Company, which is determined by discounting the future cash flows to be generated by the Company according to the cash flow projection, and using the Black-Scholes option pricing model.   The cash flow projection included specific estimates for ten years and a terminal growth rate of 2%.  The discount rate applied of 15%, was a post-tax measure estimated based on the historical industry average weighted average cost of capital, with a possible debt leveraging of 0%-5% at a market interest rate of 6%.

The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

The key assumptions used to derive the option value are set out below:

2018
Volatility (%)	70
Risk-free interest rate (%)	(0.8)
Dividend yield (%)	0
Option term (years)	0.4

Equity share option 2017 and Equity share option 2019

The fair values of ESOP 2017 and ESOP 2019 were estimated at the date of grant using the Black-Scholes option pricing model, taking into account the terms and conditions on which the share options were granted.   It takes into account historical and expected dividends, and the share price volatility of the other public company in the relevant industries to predict the share performance.  There are no cash settlement alternatives for either the option holders or the Company.

The key assumptions used to derive the option value are set out below:

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	0	0
Option term (years)	10	10

The expense recognized for the above share-based payment transactions during the year is shown in the following table:

	2018	2019
Expenses arising from cash-settled share-based payment transactions	5,521	5,714
- 2016 VSOP	1,442	596
- 2017 VSOP (2019: including modification gain)	4,079	5,118
Expenses arising from equity-settled share-based payment transactions	—	704
Total expenses arising from share‑based payment transactions	5,521	6,418